FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign exchange option - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, assets measured on recurring basis, unobservable input reconciliation
Balance at January 1,	¥ (2,659)	¥ (12,924)
Purchase of foreign exchange options	3,596	(8,544)	¥ (9,316)
Change in fair value of foreign exchange options	(4,163)	18,809	(3,608)
Balance at December 31,	¥ (3,226)	¥ (2,659)	¥ (12,924)